Significant accounting policies (Details)		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
CM Visual Technology Corp
IFRS Statement [Line Items]
Percentage of Ownership	66.71%
Himax Technologies Limited Himax Taiwan [Member] | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Limited (“Himax Taiwan”)
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Himax Technologies Korea Ltd [Member] | South Korea [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Korea Ltd.
Main activities		IC design and sales
Jurisdiction of Incorporation		South Korea
Percentage of Ownership		100.00%	100.00%
Himax Technologies Japan Ltd [Member] | Japan [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Japan Ltd.
Main activities		Sales
Jurisdiction of Incorporation		Japan
Percentage of Ownership		100.00%	100.00%
Himax Semiconductor Hong Kong Limited [Member] | Hong Kong [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Semiconductor (Hong Kong) Limited
Main activities		Investments
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		100.00%	100.00%
Himax Technologies Samoa Inc [Member] | Samoa [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Technologies (Samoa), Inc.
Main activities		Investments
Jurisdiction of Incorporation		Samoa
Percentage of Ownership		100.00%	100.00%
Himax Technologies Suzhou Co Ltd [Member] | PRC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies (Samoa), Inc.
Subsidiary		Himax Technologies (Suzhou) Co., Ltd.
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Technologies Shenzhen Co Ltd [Member] | PRC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies (Samoa), Inc.
Subsidiary		Himax Technologies (Shenzhen) Co., Ltd.
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Himax Display Inc | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Display, Inc.
Main activities		LCoS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		83.54%	82.68%
Integrated Microdisplays Limited [Member] | Hong Kong [Member]
IFRS Statement [Line Items]
Investor		Himax Display, Inc.
Subsidiary		Integrated Microdisplays Limited
Main activities		LCoS design
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		83.54%	82.68%
Himax Display USA Inc [Member] | Delaware USA [Member]
IFRS Statement [Line Items]
Investor		Himax Display, Inc.
Subsidiary		Himax Display (USA) Inc.
Main activities		LCoS and MEMS design, sales and technical support
Jurisdiction of Incorporation		Delaware, USA
Percentage of Ownership		83.54%	82.68%
Himax Analogic Inc [Member] | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Analogic, Inc.
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		98.62%	98.62%
Himax Imaging Inc [Member] | Cayman Islands [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Imaging, Inc.
Main activities		Investments
Jurisdiction of Incorporation		Cayman Islands
Percentage of Ownership		100.00%	100.00%
Himax Imaging Ltd Imaging Taiwan [Member] | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Imaging, Ltd. (“Imaging Taiwan”)
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		98.42%	96.85%
Himax Imaging Corp [Member] | California USA [Member]
IFRS Statement [Line Items]
Investor		Himax Imaging, Ltd.
Subsidiary		Himax Imaging Corp.
Main activities		IC design
Jurisdiction of Incorporation		California, USA
Percentage of Ownership		98.42%	96.85%
Himax Media Solutions Inc [Member] | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Media Solutions, Inc.
Main activities		ASIC service
Jurisdiction of Incorporation		ROC
Percentage of Ownership		99.22%	99.22%
Harvest Investment Limited [Member] | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Harvest Investment Limited
Main activities		Investments
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
Liqxtal Technology Inc | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Liqxtal Technology Inc.
Main activities		LC Lens design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		67.49%	67.49%
Himax IGI Precision Ltd [Member] | Delaware USA [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax IGI Precision Ltd.
Main activities		3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation		Delaware, USA
Percentage of Ownership		100.00%	100.00%
Emza Visual Sense Ltd. [Member] | Israel [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Emza Visual Sense Ltd.
Main activities		Visual sensors and efficient machine vision algorithm
Jurisdiction of Incorporation		Israel
Percentage of Ownership		100.00%	100.00%
CM Visual Technology Corp
IFRS Statement [Line Items]
Percentage of Ownership	66.71%
CM Visual Technology Corp | ROC [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		CM Visual Technology Corp.(1)
Main activities		Omniwide film products design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		66.71%	66.71%